Leases - Lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease cost:
Amortization of right-of-use assets	¥ 2,228,651	¥ 1,825,182
Interest of operating lease liabilities	543,698	573,031
Expenses for short-term leases within 12 months and other non-lease component	92,361	227,990
Total lease cost	¥ 2,864,710	¥ 2,626,203